Document and Entity Information	Sep. 19, 2022
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001780097
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 19, 2022
Entity Registrant Name	Baudax Bio, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	001-39101
Entity Tax Identification Number	47-4639500
Entity Address, Address Line One	490 Lapp Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(484)
Local Phone Number	395-2470
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	BXRX
Entity Emerging Growth Company	true
Entity Ex Transition Period	true